Putnam Investments
100 Federal Street
Boston, MA 02110
December 4, 2020

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE:	Proxy Materials for Putnam Global Equity Fund (the “Fund”) (Reg. No. 002-25258) (811-01403) (the
“Fund”)

Ladies and Gentlemen:

We are transmitting for filing via the EDGAR system preliminary proxy materials in connection with a special meeting of shareholders of the Fund to be held on March 18, 2021. Please contact the undersigned at (617) 760-0044 with any questions about the materials.

Very truly yours,

/s/ Caitlin E. Robinson, Esq
Counsel

cc:  James Thomas, Esq. Ropes & Gray LLP